FK Loan ID	Loan Number	Loan ID	Final Rating	Credit Rating	Property Rating	Compliance Rating	Credit Exceptions	Property Exceptions	Compliance Exceptions	Final QM Status
XXXX	XXXX	160	2	2	1	1
HO6 Insurance Policy Effective Date is after the Note Date-HO-6 Insurance Policy Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX-Acknowledged--This finding is non-material and will be rated as B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	161	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	162	2	1	1	2
RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rate a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	163	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	164	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	165	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	166	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	167	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	168	2	1	2	1		Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.
RESPA: Toolkit Missing or Incomplete-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded.

 Evidence of Toolkit provided within 3 days of application. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	169	1	1	1	1
RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies-Resolved--Document Uploaded.

 RESPA: AfBA Disclosure is Provided or Not Applicable

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	170	2	1	1	2
Missing Post Close Valuation - 1-Document Uploaded. Drive Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains.

 A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

RESPA: AfBA Disclosure is Missing-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	171	2	1	1	2
RESPA: AfBA Disclosure is Missing-Document Uploaded.

 Privacy notice provided indicating no affiliates but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains.

 RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 TILA: ARM Program Document is Missing or Incomplete-ARM Disclosure is Missing or Incomplete  -Resolved--ARM disclosure provided. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	172	2	1	1	2
RESPA: AfBA Disclosure is Missing-Privacy notice/FACTS provided indicating no affiliates but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains.

 Privacy policy provided but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains.

 RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies-Acknowledged--his finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	173	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--A valid secondary valuation supporting the origination appraisal value was provided.

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

Privacy Notice Required - Missing or Incomplete-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies-Resolved--Privacy Notice provided. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	174	2	1	2	1		Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan.
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No cure.-Resolved--
 Evidence of RESPA 1003 date provided. LE provided within required timeline. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	175	1	1	1	1
Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.  -Resolved--

 Document Uploaded.

 A valid secondary valuation supporting the origination appraisal value was provided.

 S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	176	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	177	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	178	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	179	1	1	1	1
ECOA: Appraisal Not Provided to Applicant-ECOA Non-Compliant: Appraisal present; no evidence appraisal was provided to applicant.-Resolved--Document Uploaded. Evidence that appraisal provided to borrower in timely manner. Condition cleared.

 RESPA: Toolkit Missing or Incomplete-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded. Evidence that Toolkit provided within proper timing requirement. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	180	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	181	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure.-Resolved--Document Uploaded.
 Evidence of initial application date of XX/XX/XXXX provided. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	182	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated (XX/XX/XXXX) and the application date is (XX/XX/XXXX). No Cure.
Missing evidence the lender closed on Saturday:
The application date is (XX/XX/XXXX); however, the initial disclosures were not provided until (XX/XX/XXXX). Provide evidence the lender was not open for business on Saturday for purposes of disclosure timing. Additional conditions may apply.-Resolved--Evidence of RESPA 1003 date of XX/XX/XXXX provided. LE dated within required timing. Condition cleared.

 E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s).-Resolved--Evidence of EConsent provided. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	183	1	1	1	1
Evidence of Property Tax Missing-Document Uploaded.
 Tax Cert provided for subject property, but finding is cited for missing verification of property tax amount for co-borrower's primary residence (property 3a on co-borrower's 1003).  Condition remains.
 Missing evidence of Property Taxes for Borrower 2's Primary Residence.-Resolved--Document Uploaded.
 Evidence of property tax amount provided. Condition cleared.

 Audited DTI Exceeds AUS DTI-Audited DTI of 63.85% exceeds AUS DTI of 47.32% . Missing verification of Borrower 2's assets to exclude the monthly payment of the Open 30-Day account reflected on the Credit Report.-Resolved--Audited DTI of 47.32% is less than or equal to AUS DTI of 47.32%
 Document Uploaded.
 Audited DTI of 43.87% is less than or equal to AUS DTI of 47.32%

 Invalid AUS-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LPA if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with DTI.-Resolved--Evidence of sufficient assets provided to exclude Amex balance. DTI within tolerance of AUS. Condition cleared.

Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))-Resolved--Document Uploaded.
 Evidence provided that borrowers received initial CD electronically within timing requirement. Condition cleared.

 ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-DTI issue is resolved. Finding to be reviewed pending receipt of missing documentation: missing verification of property tax amount for co-borrower's primary residence (property 3a on co-borrower's 1003).
 ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements-Resolved--
 ATR Risk - Monthly Debt Obligations taken into consideration meet requirements

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	184	1	1	1	1
HO6 Insurance Policy Effective Date is after the Note Date-HO-6 Insurance Policy Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX.-Resolved--Insurance effective date prior to disbursement date of XX/XX/XXXX. Condition cleared.

										ATR/QM: Exempt
XXXX	XXXX	185	2	1	1	2
Federal - Corrected Closing Disclosure (Loan Product)(Last CD Received Date)-The last Closing Disclosure Received Date (XX/XX/XXXX) is not at least 3 business days before the consummation date of (XX/XX/XXXX).  The (10/6 mo. Adjustable Rate) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (10/1 Adjustable Rate) Loan Product.  Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1)  This finding is non-material and will be rated a B for all agencies-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 Federal - Inaccurate Loan Product - Redisclosure and Waiting Period-The Loan Product of (10/6 mo. Adjustable Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (10/1 Adjustable Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (XX/XX/XXXX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii); 1026.19(f)(2)(ii)(B))   This finding is non-material and will be rated a B for all agencies-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	186	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	187	1	1	1	1
Taxpayer Consent Form Missing-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file. Taxpayer Consent Form is missing from the file.-Resolved--Taxpayer consent provided. Condition cleared.

										ATR/QM: Exempt
XXXX	XXXX	188	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	189	1	1	1	1			Initial Closing Disclosure timing requirement not met-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt.-Resolved--Initial CD provided; condition resolved.	QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	190	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	191	1	1	1	1
ME Fee Not Allowed- Tax Related Service Fee (Fee ID: 107)-Maine Consumer Credit Code - Bureau of Consumer Credit Protection Advisory Ruling No. 86. does not allow Tax Related Service Fee (Fee ID: 107) to be charged to the Borrower, Seller, Originator, Lender or Other in ME.-Resolved--Client rebuttal reviewed. Reg does not apply to Tax Service Fee collected at closing. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	192	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	193	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	194	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	195	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	196	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	197	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	198	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	199	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	200	1	1	1	1
Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)-The Initial Closing Disclosure was provided on (XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXXX), for consummation to occur on (XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies.
-Resolved--Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

 Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXXX), for consummation to occur on (XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as B for all agencies.
-Resolved--Document Uploaded.

 Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

										QM: Rebuttable Presumption GSE Temporary (GSE RP)
XXXX	XXXX	201	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXX) via (Other). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))  Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. -Resolved--Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

 Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)-Document Uploaded.
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (Other). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) This finding is outside the statute of limitations and will be rated a B for all agencies.  -Resolved--Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared.

										QM: Rebuttable Presumption GSE Temporary (GSE RP)
XXXX	XXXX	202	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	203	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	204	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	205	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	206	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	207	1	1	1	1				QM: Rebuttable Presumption GSE Temporary (GSE RP)
XXXX	XXXX	208	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	209	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	210	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	211	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	212	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	213	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	214	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	215	1	1	1	1				QM: Rebuttable Presumption GSE Temporary (GSE RP)
XXXX	XXXX	216	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	217	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	218	2	1	1	2
Insufficient Tolerance Cure (50001028)-The reason for re-disclosure of the Transfer Taxes is "Unpaid Principal Balance Updated"; this is not a valid change of circumstance for the Increase in Transfer Taxes; condition remains.
 A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance.  Additional tolerance cure of $X,XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as B for all agencies.
 A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Additional tolerance cure of $X,XXX.XX to be provided within 60 days of discovery.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

 Insufficient Tolerance Cure (50001026)-The reason for re-disclosure of the Transfer Taxes is "Unpaid Principal Balance Updated"; this is not a valid change of circumstance for the Increase in Transfer Taxes; condition remains.
 A Lender Credit for Excess Charges of ($X,XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. This finding is outside the statute of limitations and will be rated as B for all agencies.
 A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Transfer Tax on CD dated XX/XX/XXXX is $X,XXX.XX. LE dated XX/XX/XXXX lists fee as $X.XX. This fee is in a 0% tolerance section. Lender tolerance cure of $X,XXX.XX is required. Section J reflects $X,XXX.XX tolerance cure that is insufficient as it was applied to the tolerance cure for the Transfer Tax. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	219	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	220	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	221	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	222	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	223	1	1	1	1				ATR/QM: Exempt
XXXX	XXXX	224	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	225	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	226	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	227	1	1	1	1
Insufficient Tolerance Cure (50001026)-A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Lender Credit decreased from $XX to $XX.XX. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--After re-review of the loan file condition resolved.

 Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($X.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($XX.XX) were applied to the total fee variance of ($XX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Lender Credit decreased from $XX to $XX.XX. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $X.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--After re-review of the loan file condition resolved.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	228	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	229	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	230	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	231	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	232	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	233	1	1	1	1
HO6 Master Insurance Policy is Partial-HO-6 Master Insurance Policy Partially Provided The loan file contained the current master policy effective XX/XX/XXXX to XX/XX/XXXX and the renewal policy effective XX/XX/XXXX to XX/XX/XXXX.  There is a gap in coverage for the period XX/XX/XXXX to XX/XX/XXXX.-Resolved--
 HO-6 Master Insurance Policy is fully present with coverage in place at time of loan disbursement. Condition cleared.

Missing Post Close Valuation - 1-A valid secondary valuation supporting the origination appraisal value is not present.-Resolved--Document Uploaded.

 A CDA Report was provided. Variance within tolerance. Condition cleared.

 A valid secondary valuation supporting the origination appraisal value was provided.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	234	1	1	1	1	AUS Not Provided-Missing AUS-Resolved-- AUS is fully present			QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	235	1	1	1	1
Insufficient Change of Circumstance (50001252)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: HOA Certification Handling Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: HOA Certification Handling Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).-Resolved--PCCD issued XX/XX/XXXX correctly disclosed fees in section H and no tolerance cure required.  Condition cleared.

 Charges That Cannot Increase Test (50001251)-This finding is outside the statute of limitations and will be rated as B for all agencies.
 The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: HOA Certification Handling Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Charges originating in Section B are subject to 0% variance.  The Initial LE reflects HOA Cert Fee as $XXX.XX. The final CD section B HOA Cert Fee as $XXX.XX.  The resulting changes resulting in a variance of ($XXX.XX). The lender provided a Post Closing Disclosure that changed the Fee name and placed in section H instead of section B, which is not after close.  Provide corrected CD, evidence of refund to the Borrower, letter of explanation and proof of delivery to the Borrower.-Resolved--PCCD issued XX/XX/XXXX correctly disclosed fees in section H and no tolerance cure required.  Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	236	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	237	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	238	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	239	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	240	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	241	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an Appraisal/Property Valuation Fee of $XXX.XX.  The Final CD XX/XX/XXXX reflects an Appraisal/Property Valuation Fee of $XXX.XX. The loan file did not contain a valid COC to support the increase.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.
-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

 Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated XX/XX/XXXX, reflects an Appraisal/Property Valuation Fee of $XXX.XX.  The Final CD XX/XX/XXXX reflects an Appraisal/Property Valuation Fee of $XXX.XX. The loan file did not contain a valid COC to support the increase.  No evidence of a tolerance cure was provided in file. A tolerance cure of $XX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	242	1	1	1	1
Missing VOM or VOR-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing.  Missing 12 month mortgage payment history required by DU #14.-Resolved--Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing

 Housing History Does Not Meet Guideline Requirements-Housing History Does Not Meet Guideline Requirements . Missing 12-month housing history required by AUS.-Resolved--Housing History Meets Guideline Requirements

ATR Risk - Credit History taken into consideration does not meet requirements-ATR Risk - Credit History taken into consideration does not meet requirements-Resolved--ATR Risk - Credit History taken into consideration meets requirements

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	243	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	244	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	245	2	1	1	2
Privacy Notice Required - Missing or Incomplete-Document Uploaded. Privacy Notice provided was settlement attorney, not for Lender. Condition remains.

 Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	246	2	1	2	1
Secondary valuation supports within 10%, PIW grading applies--Acknowledged--Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	247	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	248	1	1	1	1
Asset Qualification Does Not Meet Guideline Requirements-Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 Asset Qualification Does Not Meet Guideline Requirements Missing evidence of large deposits of $X,XXX.XX and $X,XXX.XX. Additional conditions may apply.-Resolved--Borrower's cash to close sufficiently documented per savings account in file. EMD was not required to be sourced per selling guide B3-4.3-09. Condition cleared.

ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Borrower's savings account reflects balance of $X,XXX.XX on XX/XX/XXXX, which is sufficient to satisfy cash due at closing requirement of $XXX.XX. However, borrower's EMD deposit of $X,XXX.XX was derived from the unsourced deposits. Condition remains.
 Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02. If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 Borrower's savings account statement reflects deposit of $X,XXX.XX on XX/XX/XXXX and $X,XXX.XX on XX/XX/XXXX. Both qualify as large deposits per selling guide B3-4.2-02.  If undocumented large deposits are excluded, borrower's required assets of $XXX.XX are not verified. Condition remains.
 ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements-Resolved--
 ATR Risk - Current Income or Current Assets were considered

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	249	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee, Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Appraisal Fee and Discount Fee increased on the LE dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increases. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee, Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects an Appraisal Fee of $XXX.XX and no Discount Fee. Final CD reflects an Appraisal Fee of $X,XXX.XX and a Discount Fee of $XX.XX.  The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support fee increases. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	250	1	1	1	1
S&P value equals B, secondary product within tolerance--Acknowledged--S&P RA Only - Value grade equals B, secondary product within tolerance. This finding is non-material and will be rated a B for S&P. All other agencies will be rated as A.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	251	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	252	1	1	1	1
Privacy Notice Required - Missing or Incomplete-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies.-Resolved--Document Uploaded. Privacy Notice provided. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	253	1	1	1	1
HELOC Closure Letter Not Provided-The Borrower Authorization to Close Out Home Equity Line of Credit (HELOC) was not provided.-Resolved--Document Uploaded. Authorization to close HELOC and request for satisfaction provided. Condition cleared.

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	254	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	255	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	256	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	257	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	258	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	259	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	260	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	261	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	262	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	263	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	264	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	265	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	266	1	1	1	1				QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	267	1	1	1	1
Federal - Closing Disclosure and Consummation Date-Document Uploaded. Documentation provided did not include consent language to receive disclosures electronically. Condition cleared.
 The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Missing evidence of borrower receipt of Initial Closing Disclosure 3 business days prior to consummation. Due to missing the Borrower's Consent to Receive Communications Electronically, the eSignature on the initial Closing Disclosure dated (XX/XX/XXXX) is null and void. When factoring mailbox rule/presumed receipt, the timing requirement to consummation is not met. Provide corrected CD, LOE and proof of delivery to the Borrower, re-open rescission if applicable; or provide evidence of e-Consent. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Evidence of valid e-consent provided. Borrowers received initial CD electronically to meet timing requirement. Condition cleared.

 E-Consent documentation on TRID loan is missing for borrower(s)-Document Uploaded. Documentation provided did not include consent language to receive disclosures electronically. Condition cleared.
 E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded. Evidence of valid e-consent provided. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	268	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	269	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	270	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	271	2	1	1	2
Loan Estimate disclosure is missing or incomplete-Loan Estimate disclosure is missing or incomplete A Disclosure Tracker in the loan file stated Revised Loan Estimates were sent to the borrower, however, there are no Revised Loan Estimates in the loan file.  This finding is outside the statute of limitations and will be rated as B for all agencies.-Acknowledged--This finding is non-material and will be rated a B for all agencies.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	272	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	273	1	1	1	1
Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX.XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
this finding is outside the statute of limitations and will be rated a B for all agencies.
-Resolved--Itemization of lender credit provided. Compliance retested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	274	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	275	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	276	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	277	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	278	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	279	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	280	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	281	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.
-Resolved--Evidence provided that borrower received initial CD electronically to satisfy timing requirement. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	282	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	283	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	284	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	285	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	286	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	287	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	288	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Evidence of overnight shipping with borrower receipt on XX/XX/XXXX provided to meet timing requirement. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	289	1	1	1	1
Lender Credits That Cannot Decrease Test (50001262)-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($X.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Document Uploaded. Valid COC provided to support decrease of lender credit. Condition cleared.

 Lender Credits That Cannot Decrease Test (50001261)-Document Uploaded. Lender documents reviewed.  No valid COC provided.  DU approved DTI of 36.27% of XX/XX/XXXX.  Lender notes dated XX/XX/XXXX.  Fee change occurred between revised LE, dated XX/XX/XXXX and initial CD, dated XX/XX/XXXX.  Condition remains.
 The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($X.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). This finding is outside the statute of limitations and will be rated as B for all agencies.-Resolved--Document Uploaded. Valid COC provided to support decrease of lender credit. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	290	1	1	1	1
Insufficient Change of Circumstance (50001252)-Transfer taxes are zero percent tolerance fees. Condition remains.
 The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes - State. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Estimate, dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX.  Final CD dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-Transfer taxes are zero percent tolerance fees. Condition remains.
 The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Doc Tax Stamps/Transfer Taxes - State. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX.  Final CD dated XX/XX/XXXX reflects a Transfer Tax of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	291	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	292	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Discount Fee was added on the CD dated XX/XX/XXXX without a valid COC. The Rate Lock agreement provided as COC was dated after the issue date of the CD. No Cure
This finding is non-material due to statute of limitations and will be rated a B for all agencies. -Resolved--Document Uploaded. Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Discount Fee was added on the CD dated XX/XX/XXXX without a valid COC. The Rate Lock agreement provided as COC was dated after the issue date of the CD. No Cure
This finding is non-material due to statute of limitations and will be rated a B for all agencies. -Resolved--Document Uploaded. Valid COC provided to support fee increase. No tolerance cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	293	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	294	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	295	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	296	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	297	1	1	1	1
Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))  The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	298	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	299	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	300	1	1	1	1
Charges That In Total Cannot Increase More Than 10% Test (50001258)-The total amount of the 10% category fees on the last Closing Disclosure ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX.XX appraisal fee + $XXX.XX recording fee + $XXX.XX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.
 Resolved

 Charges That In Total Cannot Increase More Than 10% Test (50001257)-The total amount of the 10% category fees ($XXX.XX) has increased by more than 10% over the current baseline value of ($XXX.XX). The total amount of fees in the 10% category cannot exceed ($XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Recording Fees - Mortgage/Deed of Trust). Any increase to an existing fee and/or the addition of a new fee that causes the 10% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX.XX appraisal fee + $XXX.XX recording fee + $XXX.XX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.
 Resolved

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX.XX appraisal fee + $XXX.XX recording fee + $XXX.XX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.
 Resolved

 Insufficient Change of Circumstance (50001252)-Valid COC provided to support increase in appraisal fee.  Additional cure required of $XXX.XX ($XXX.XX recording fee + $XXX.XX Lender credit). Condition remains.
 The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Appraisal Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required ($XXX.XX appraisal fee + $XXX.XX recording fee + $XXX.XX Lender credit). Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Document Uploaded.
 Lender rebuttal was reviewed. After further analysis, it has been determined that the lender provided sufficient explanations, as well as internal screen shots as evidence, to support all fee changes. Documentation submitted is deemed acceptable. Compliance testing now passes. Condition cleared.
 Resolved

										QM: Safe Harbor APOR (APOR SH)
XXXX	XXXX	301	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	302	1	1	1	1
Interest: Prepaid-The Vermont Interest Statute prohibits more than 30 days of prepaid interest. (Vt. Stat. Ann. tit. 9, 41a(d)(1))-Resolved--Evidence provided that XXX is subject to usury laws of OH as national bank. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	303	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	304	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	305	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	306	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	307	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	308	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	309	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	310	1	1	1	1
ATR Risk - Credit History taken into consideration does not meet requirements-ATR Risk - Credit History taken into consideration does not meet requirements Missing credit report-Resolved--Document Uploaded.

 ATR Risk - Credit History taken into consideration meets requirements

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	311	1	1	1	1
Insufficient Tolerance Cure (50001028)-A Lender Credit for Excess Charges of ($XXX.XX), Principal Reduction for Excess Charges of ($X.XX), and general or specific lender credit increases of ($X,XXX.XX) were applied to the total fee variance of ($X,XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Tolerance cure of $XXX.XX was sufficient to cure 10% tolerance violation. No additional cure required. Condition cleared.

 Charges That in Total Cannot Increase More Than 10% Failure-This loan failed the charges that in total cannot increase more than 10% test. The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance. The final charges that in total cannot increase more than 10% exceed the comparable charges by more than 10%. The Loan Estimate, dated XX/XX/XXXX, reflects the baseline 10% fees at 110% as $XXX.XX. The 10% fees reflected on the Final CD dated XX/XX/XXXXX total $XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Tolerance cure of $XXX.XX was sufficient to cure 10% tolerance violation. No additional cure required. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	312	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	313	1	1	1	1
Insufficient Change of Circumstance (50001252)-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Discount fee increased on the Final CD without a valid COC. No Cure.
This finding is non-material due to statute of limitations and will be rated a B for all agencies.
-Resolved--Valid COC provided to support fee increase. Condition cleared.

 Charges That Cannot Increase Test (50001251)-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Discount Fee of $X,XXX.XX.  Final CD reflects a Discount Fee of $X,XXX.XX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $+XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower.
This finding is non-material due to the statute of limitations and will be rated a B for all agencies.
-Resolved--Document Uploaded. Valid COC provided to support fee increase. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	314	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	315	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	316	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	317	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	318	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	319	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	320	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	321	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	322	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	323	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	324	1	1	1	1				QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	325	1	1	1	1
E-Consent documentation on TRID loan is missing for borrower(s)-E-Consent documentation on TRID loan is missing for borrower(s)-Resolved--Document Uploaded. Evidence of valid E-consent provided. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)
XXXX	XXXX	326	1	1	1	1
Federal - Closing Disclosure and Consummation Date-The Initial Closing Disclosure was provided on (XXXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (2018-09-04). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XXX), for consummation to occur on (2018-09-04). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XXXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XXXX. No Cure.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Evidence provided that borrowers received initial CD electronically to meet timing requirement. Condition cleared.

 Federal - Finance Charge Disclosure Tolerance (Closed End)-The disclosed finance charge ($434,804.29) is ($549.16) below the actual finance charge($435,353.45). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)   Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, Proof of Borrower Receipt, and Re-open Rescission.  This finding is outside the statute of limitations and will be rated a B for all agencies.-Resolved--Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared.

										QM: Safe Harbor GSE Temporary (GSE SH)